Advances to Suppliers, Net - Schedule of Advances to Suppliers, Net (Details) - USD ($)	Dec. 31, 2025	Jun. 30, 2025
Schedule of Advances to Suppliers, Net [Abstract]
Advances for products and services purchasing from third parties	$ 8,803,639	$ 5,699,738
Less: allowance for expected credit loss	(1,427,202)
Advances to suppliers, net	$ 7,376,437	$ 5,699,738